CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net earnings (loss)	$ 197.6	$ 251.6	$ (263.6)
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
Depreciation and amortization	100.5	104.4	110.1
Non-cash goodwill and intangible asset impairment charges	0	0	428.8
Deferred income taxes	(11.6)	24.8	(68.5)
Provision for doubtful accounts	29.2	25.9	28.9
Share-based compensation	30.0	31.4	24.1
Excess tax benefit on exercise of share-based awards	(0.3)	(1.3)	(1.3)
Change in operating assets and liabilities, excluding the impact of acquisitions:
Accounts receivable	48.3	(417.1)	(708.1)
Other assets	(9.2)	(48.2)	9.9
Other liabilities	(52.9)	97.7	621.8
Cash provided by operating activities	331.6	69.2	182.1
Cash Flows from Investing Activities
Capital expenditures	(72.0)	(64.9)	(58.5)
Acquisitions of businesses, net of cash acquired	(49)	(49)	(270)
Proceeds from the sale of property and equipment	3.7	4.4	4.9
Cash used in investing activities	(117.3)	(109.5)	(323.6)
Cash Flows from Financing Activities
Net change in short-term borrowings	(6.7)	15.6	(15.6)
Proceeds from long-term debt	751.6	0.8	1.8
Repayments of long-term debt	(703.2)	(1.1)	(1.1)
Proceeds from share-based awards	6.0	29.5	27.1
Other share-based transactions, net	(6.3)	1.3	1.3
Repurchases of common stock	(138.2)	(104.5)	(34.8)
Dividends paid	(67.8)	(65.1)	(60.8)
Cash used in financing activities	(164.6)	(123.5)	(82.1)
Effect of exchange rate changes on cash	17.9	(28.3)	(18.4)
Net increase (decrease) in cash and cash equivalents	67.6	(192.1)	(242.0)
Cash and cash equivalents, beginning of year	580.5	772.6	1,014.6
Cash and cash equivalents, end of year	648.1	580.5	772.6
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid	39.9	43.2	45.0
Income taxes paid	123.0	170.7	78.4
Non-cash financing activity:
Common stock issued for acquisition	$ 0	$ 0	$ 188.5